REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Net investment income (loss)	$ 87	$ 88	$ 86
Total revenues	543	461	446
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	42	36	35
Other operating costs and expenses	103	102	87
Total benefits and other deductions	650	570	485
Income (loss) from continuing operations, before income taxes	(107)	(109)	(39)
Income tax (expense) benefit from continuing operations	21	24	29
Net income (loss)	$ (86)	(85)	(10)
As Previously Reported
REVENUES
Net investment income (loss)		90	83
Total revenues		535	443
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits		35	35
Other operating costs and expenses		96	83
Total benefits and other deductions		553	481
Income (loss) from continuing operations, before income taxes		(18)	(38)
Income tax (expense) benefit from continuing operations		5	29
Net income (loss)		(13)	(9)
Impact of Revisions
REVENUES
Net investment income (loss)		(7)	3
Total revenues		(3)	3
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits		1	0
Other operating costs and expenses		6	4
Total benefits and other deductions		7	4
Income (loss) from continuing operations, before income taxes		(10)	(1)
Income tax (expense) benefit from continuing operations		2	0
Net income (loss)		(7)	$ (1)
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
REVENUES
Net investment income (loss)		5
Total revenues		(71)
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits		0
Other operating costs and expenses		0
Total benefits and other deductions		10
Income (loss) from continuing operations, before income taxes		(81)
Income tax (expense) benefit from continuing operations		17
Net income (loss)		(64)
As Adjusted
REVENUES
Net investment income (loss)		95
Total revenues		464
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits		35
Other operating costs and expenses		96
Total benefits and other deductions		563
Income (loss) from continuing operations, before income taxes		(99)
Income tax (expense) benefit from continuing operations		22
Net income (loss)		$ (78)